LAND USE RIGHTS, NET - Land use rights pledged (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 141,000	$ 21,609	¥ 15,989